Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015 gal	Jan. 31, 2015 gal	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses on contracts	$ 0.2
Estimated fair values of fuel contracts	0.2
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of cash equivalents	90 days
Economic Development Loan [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	0.3			0.4
Senior Notes [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	377.1			406.0
Senior Secured Term Loan Facility [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	$ 285.8			$ 291.0
Forecast [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired		205,860
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired			205,800